UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31, 2004

          Reporting period:  July 1, 2004 through June 30, 2005





                             PROXY VOTING RECORD

-------------------------------------------------------------------------------


Bridgeway Large Cap Growth

Exchange Ticker Symbol:   BRLGX          CUSIP:  108747882

Shareholder Meeting Date: 03/30/2005

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Amendment to the management agreement       X                       No       For


--------------------------------------------------------------------------------

N/I Numeric Investors Small Cap


Exchange Ticker Symbol:   NISVX            CUSIP:   749255220

Shareholder Meeting Date: 09/30/04


                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
New Advisory Agreement                      X                       No       For


--------------------------------------------------------------------------------



N/I Numeric Investors Small Cap

Exchange Ticker Symbol:   NISVX            CUSIP:   749255220

Shareholder Meeting Date: 11/12/04


                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
New Advisory Agreement                      X                       No       For


--------------------------------------------------------------------------------


Quaker Strategic Growth Fund

Exchange Ticker Symbol:   QUAGX             CUSIP:   746935865

Shareholder Meeting Date: 5/03/05


                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Elect a Board of Trustees of the Trust     X                       No       For
Investment Advisory Agreement              X                       No       For
Investment Advisory Sub-Agreement          X                       No       For
Manager of Managers Structure              X                       No       For

--------------------------------------------------------------------------------



Mairs & Powers Growth Fund

Exchange Ticker Symbol:   MVALX             CUSIP:  560636102

Shareholder Meeting Date: 7/12/04


                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Elect Five Directors                       X                       No       For
Amend Articles of Incorporation            X                       No       For
Amend agreement for Investment Counsel     X                       No       For
Ratify selection of Auditor                X                       No       For

--------------------------------------------------------------------------------


Victory Diversified Stock Fund

Exchange Ticker Symbol:   SRVEX              CUSIP:   926464603

Shareholder Meeting Date: 5/03/05

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----


Elect eleven Trustees                       X                       No       For
Modifications to fundamental investment
   retrictions                              X                       No       For


--------------------------------------------------------------------------------



Cambiar Opportunity Fund

Exchange Ticker Symbol:   CAMOX           CUSIP:   00758M261

Shareholder Meeting Date: 2/18/05

                                           Proposed by
Proposal                                         Security        MH Elite   Mgmt
                                         Issuer   Holder   Voted  Voted     Recd
---------------------------------------  ------  --------  ----- --------   ----
Elect Trustees                              X                       No       For



--------------------------------------------------------------------------------



                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: August 29, 2005